Derivative financial instruments - Total recognised derivative assets/(liabilities) (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 344,855	£ 262,572	[1]
Derivative liabilities	(321,396)	(256,883)	[1]
Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	55,409,775	48,032,325
Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	344,855	262,572
Derivative liabilities	(321,396)	(256,883)
Derivatives in hedge accounting relationships
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	250,946	219,551
Derivatives in hedge accounting relationships | Derivatives designated as cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	139,040	114,313
Derivatives in hedge accounting relationships | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	107,809	102,815
Derivatives in hedge accounting relationships | Derivatives designated as hedges of net investments
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	4,097	2,423
Derivatives in hedge accounting relationships | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	826	894
Derivative liabilities designated in hedge accounting relationships	(1,135)	(1,136)
Derivatives in hedge accounting relationships | Fair value | Derivatives designated as cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	701	798
Derivative liabilities designated in hedge accounting relationships	(21)	(3)
Derivatives in hedge accounting relationships | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	106	59
Derivative liabilities designated in hedge accounting relationships	(1,054)	(1,129)
Derivatives in hedge accounting relationships | Fair value | Derivatives designated as hedges of net investments
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	19	37
Derivative liabilities designated in hedge accounting relationships	(60)	(4)
Held for trading
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	55,158,829	47,812,774
Held for trading | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	344,029	261,678
Derivative liabilities held for trading	(320,261)	(255,747)
Held for trading | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	6,732,093	5,824,856
Held for trading | Foreign exchange derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	135,207	76,140
Derivative liabilities held for trading	(123,662)	(74,437)
Held for trading | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	44,275,712	38,816,432
Held for trading | Interest rate derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	130,628	125,846
Derivative liabilities held for trading	(116,541)	(114,803)
Held for trading | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	1,640,043	1,272,104
Held for trading | Credit derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	8,128	5,682
Derivative liabilities held for trading	(8,228)	(6,561)
Held for trading | Equity and stock index and commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	2,510,981	1,899,382
Held for trading | Equity and stock index and commodity derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	70,066	54,010
Derivative liabilities held for trading	£ (71,830)	£ (59,946)

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.